Schedule of Reconciliation of Difference between Expected Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 269,725	$ 1,406,150	$ 2,363,453
Applicable income tax rate	17.00%	17.00%	17.00%
Income tax expense at applicable income tax rate	$ 45,853	$ 239,046	$ 401,787
Non-deductible expenses
- Bank fees	3,060
- Depreciation	4,839
- Entertainment expenses	833
- Others	2,045	2,039
Income not subject to tax		(2,777)
True up adjustments for taxes for prior year	12,280
Difference from the effect of tax rates in a foreign jurisdiction	70,502
Effect of tax exemption scheme and tax reduction	(41,284)	(43,945)	(15,466)
Income tax expense	$ 98,128	$ 194,363	$ 386,321